Employee Benefits (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Balance at beginning	$ 42,772,862
Changes	(317,799)	$ 40,046
Balance at ending	39,982,216	42,772,862
Severance Indemniy [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	42,772,862	35,252,855
Current cost of service	4,191,738	3,672,626
Interest cost	4,438,416	2,696,567
Actuarial (Gain) losses	(1,454,372)	7,103,125
Paid-up benefits	(7,099,274)	(5,530,621)
Past service cost	453,213	605,174
Conversion effect	(3,320,367)	(974,031)
Others		(52,833)
Changes	(2,790,646)	7,520,007
Balance at ending	$ 39,982,216	$ 42,772,862